OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Mark-to-market swaps valuation:
Deferred operating lease and advance charter hire revenue	$ 20,708	$ 28,742
Unfavorable contract liabilities	15,767	15,767
Current portion of operating lease liability	886	866
Mark-to-market liability on interest rate swaps	3,285	0
Other payables	2,294	2,313
Intangible assets, net	1,870	629
Receivable from charterers	487	2,391
Carbon credit
Mark-to-market swaps valuation:
Intangible assets, net	1,900	600
Receivable from charterers	500	1,700
Carbon credit
Mark-to-market swaps valuation:
Other payables	2,400	2,300
Nonrelated Party
Mark-to-market swaps valuation:
Other current liabilities	$ 42,940	$ 47,688